Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Schedule of composition of pledged shares

	December 31, 2018
	Financial institution credit agreement	Formula's Series A Secured Debentures
Matrix ordinary shares, par value NIS 1.0 per share	5,263,615	4,128,865
Magic ordinary shares, par value NIS 0.1 per share	2,117,143	5,825,681
Sapiens common shares, par value €0.01 per share	1,410,533	1,260,266

Schedule of future minimum lease commitments
2019	28,262
2020	20,125
2021	15,783
2022	10,064
2023 and Thereafter	24,778
99,012